SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended	1 Months Ended		2 Months Ended	1 Months Ended
	Mar. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	May 31, 2014 Subsequent Event [Member]	Oct. 31, 2013 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member] Convertible note payable, dated July 31, 2014 [Member]
Subsequent Event [Line Items]
Refinancing of advances into convertible note payable		$ 717,904	$ 167,075	$ 167,075		$ 167,075		$ 516,920
Convertible note payable	167,075	717,904								401,075
Notes interest rate	10.00%	10.00%						10.00%		10.00%
Maturity date	Mar. 31, 2015							Oct. 31, 2015
Maximum ownership percentage allowed afer converting	4.99%	4.99%						4.99%		4.99%
Debt conversion, price per share	$ 0.02							$ 0.02
Shares issued for conversion of debt		$ 60,000					$ 44,000		$ 211,835
Shares issued for conversion of notes payable, shares		3,000,000					2,200,000		9,500,000